Note 9 - Debt and Capital Leases (Details) (USD $)	0 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended			6 Months Ended	10 Months Ended	6 Months Ended	10 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended	10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended						0 Months Ended					0 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 07, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 03, 2014	Jun. 30, 2013 Quarterly Payment [Member] Tranche B Term Loan [Member]	Oct. 31, 2013 Quarterly Payment [Member] Tranche B Term Loan [Member]	Jun. 30, 2013 Quarterly Payment [Member] Tranche C Term Loan [Member]	Oct. 31, 2013 Quarterly Payment [Member] Tranche C Term Loan [Member]	Jun. 07, 2013 Multi-currency [Member] First Lien Term Loan [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Subordinated Debt [Member] Redemption Premium [Member]	Jul. 08, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Subordinated Debt [Member] Redemption Premium [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Subordinated Debt [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member] Redemption Premium [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Jul. 08, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Oct. 31, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Apr. 12, 2007 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Oct. 31, 2013 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Dec. 31, 2012 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Dec. 31, 2011 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Oct. 31, 2009 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Sep. 30, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	May 31, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Feb. 28, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Jun. 07, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Oct. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Apr. 12, 2007 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 First Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Jun. 30, 2014 First Lien Term Loan [Member]	Dec. 31, 2013 First Lien Term Loan [Member]	Oct. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 Second Lien Term Loan [Member] London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Jun. 30, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Jun. 30, 2013 Tranche B Term Loan [Member]	Jun. 30, 2013 Tranche B Term Loan [Member]	Oct. 31, 2013 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2011 Tranche B Term Loan [Member]	Apr. 12, 2007 Tranche B Term Loan [Member]	Jun. 30, 2013 Tranche C Term Loan [Member]	Jun. 30, 2013 Tranche C Term Loan [Member]	Oct. 31, 2013 Tranche C Term Loan [Member]	Dec. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2011 Tranche C Term Loan [Member]	Apr. 12, 2007 Tranche C Term Loan [Member]	Dec. 31, 2013 Overdraft Facility [Member] Minimum [Member]	Jun. 30, 2014 Overdraft Facility [Member] Maximum [Member]	Dec. 31, 2013 Overdraft Facility [Member] Maximum [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Jun. 30, 2014 Revolving Credit Facility [Member]	Oct. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Apr. 12, 2007 Revolving Credit Facility [Member]
Note 9 - Debt and Capital Leases (Details) [Line Items]
Total		$ 747,450,000	$ 751,225,000	$ 751,225,000	$ 714,993,000	$ 747,450,000																													$ 805,000,000		$ 751,225,000
Debt Instrument, Face Amount																									5,569,000	2,519,000	7,557,000	15,000,000							755,000,000					360,000,000						360,000,000			360,000,000						250,000,000
Line of Credit Facility, Maximum Borrowing Capacity											25,000,000																		25,000,000		50,000,000		50,000,000																360,000,000														50,000,000
Debt Instrument, Interest Rate, Stated Percentage		0.04%	0.04%	0.04%																	9.50%														4.00%					7.75%										4398.00%	4398.00%					1.00%	6.25%	6.25%
Debt Instrument, Basis Spread on Variable Rate		0.03%		0.03%																														3.00%					6.75%
Debt Instrument, Periodic Payment, Principal																						4,179,000	4,624,000	5,935,000											1,888,000	1,888,000	1,888,000	1,888,000								217,656,000	3,600,000	3,600,000				146,194,000	2,606,000	2,756,000
Debt Instrument, Maturity Date																													Jun. 07, 2018						Jun. 07, 2020					Dec. 07, 2020
Debt Instrument, Unamortized Discount																																			1,887,000			1,775,000		3,600,000
Guaranteed Credit Facilities, Stock of the Company's First Tier Foreign Subsidiaries, Percentage	65.00%
Repayments of Long-term Debt							1,628,000	900,000	206,479,000	647,000																															373,000,000	1,628,000			10,277,000	10,277,000	8,726,000				6,810,000	6,810,000	5,882,000
Debt Instrument, Periodic Payment, Interest																		20,049,000	33,250,000	33,250,000		50,000	144,000	245,000													5,105,000	12,241,000					11,315,000	7,577	1,762,000	2,054,000	5,066,000	5,316,000		3,775,000	15,089,000	1,454,000	3,878,000	5,750,000
Letters of Credit Outstanding, Amount		989,000																												4,559,000		3,874,000																														0
Early Repayment of Senior Debt														100,481,000		249,519,000																														206,479,000					138,737,000	138,737,000
Revenues and Gains, Reporting Currency Denominated, Value																																																			4,074,000	1,137,000		4,736,000
Expenses and Losses, Reporting Currency Denominated, Value																																																		7,084,000	3,261,000		2,710,000
Long-term Debt, Current Maturities		7,953,000	7,958,000	7,958,000																																											10,199,000						6,904,000
Line of Credit Facility, Commitment Fee Amount																																																													118,000	292,000
Senior Notes																					350,000,000
Repayments of Senior Debt												3,182,000	3,182,000		9,357,000
Proceeds from Issuance of Senior Long-term Debt																105,864,000
Interest Expense, Debt																2,201,000	2,201,000
Line of Credit Facility, Minimum Amount Outstanding Subject to Covenant Terms																																																											12,500,000	12,500,000
Short-term Debt		0	0	0	0
Overdraft Facility, Maximum Capacity		$ 23,028,000	$ 22,075,000	$ 22,075,000	$ 18,761,000